Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Valuation allowance	$ 1,891	$ 667
Canada
Income Tax [Line Items]
Non capital loss carryforwards	20,800	24,900
Valuation allowance	$ 1,900	$ 700
Earliest Tax Year
Income Tax [Line Items]
Non-capital losses expiration year	2032
Latest Tax Year
Income Tax [Line Items]
Non-capital losses expiration year	2044